INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
INVENTORIES, NET [Abstract]
Raw materials, parts and supplies	$ 1,600	$ 759
Finished products	218	855
Inventories, net	1,818	1,614
Valuation adjustment for slow inventory	$ 121	$ 121